SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Subsequent Events [Abstract]
U.S. statutory rate	21.00%		21.00%
Valuation allowance	(22.90%)		(17.00%)
Differential tax rate in Malaysia	1.00%		3.00%
Permanent difference	1.20%	[1]	(12.70%)	[2]
Effective tax rate	0.30%		(5.70%)

[1]	The amount comprised: (1.0)% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.
[2]	The amount comprised: 6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and 6.7% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.